Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	INFY
Entity Registrant Name	Infosys Ltd
Entity Central Index Key	0001067491
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	4,356,279,444
Entity Voluntary Filers	No
Entity Address, State or Province	Karnataka